Share based compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share based compensation	Share based compensation
The share based compensation expense for our share options and Restricted Stock Unit ("RSU") plans in the Consolidated Statements of Operations are as follows:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Share based compensation expense	—	—	—	8
Total share based compensation expense	—	—	—	8
On August 6, 2022, the Board of Directors adopted a management incentive plan and reserved 2,910,053 common shares of the Company for issuance thereunder. In accordance with the Chapter 11 Plan, such number of shares constituted 5.5% of the company's share capital on a fully diluted and fully distributed basis on the date the Management Incentive Plan was adopted. During the year ended December 31, 2022 members of Senior Management received 125,553 time based restricted share units ("RSUs") and 292,955 performance based restricted share units ("PSUs") under this Management Incentive Plan. These awards will be settled in cash unless shareholder approval of the Management Incentive Plan is obtained, in which case the awards may be settled in common shares at the election of the Joint Nomination and Remuneration Committee (the "Committee").